Accrued Expenses and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued and Other Current Liabilities
Summary of accrued expenses and other current liabilities

	September 30,	December 31,
Dollars in thousands	2021	2020
Accrued payroll and other related expenses	$20,776	$24,212
Accrued revenue share	12,669	13,480
Deferred revenue	11,203	10,019
Income taxes payable	—	15,777
Other	15,414	12,466
Total accrued and other current liabilities	$60,062	$75,954

Accrued and other current liabilities as of December 31, 2020 and 2019, consisted of the following:

	December 31,	December 31,
Dollars in thousands	2020	2019
Accrued payroll and other related expenses	$24,212	$22,860
Accrued revenue share	13,480	20,976
Deferred revenue	10,019	11,570
Income taxes payable	15,777	15,777
Other	12,466	14,706
Total accrued and other current liabilities	$75,954	$85,889